Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of revenues disaggregated by revenue source, geography and timing of revenue recognition.
	Three Months Ended
	March 31, 2019	March 31, 2018

Geographic Markets
Singapore	$-	$178,178,605
USA	26,945,564	-
Hong Kong	-	7,755,216
	$26,945,564	$185,933,821
Services Lines
-Wecast Service
Crude oil	$-	$178,178,605
Consumer electronics	-	7,613,113
Digital asset management services	26,600,000	-
Digital advertising services and other	345,564	142,103
	26,945,564	185,933,821
-Legacy YOD	-	-
Total	$26,945,564	$185, 933,821

Timing of Revenue Recognition
Products transferred at a point in time	$345,564	$185, 933,821
Services provided over time	26,600,000	-
Total	$26,945,564	$185, 933,821

	2018	2017
Geographic Markets
Singapore	$260,034,401	$19,028,003
USA	638,412	7,037
Hong Kong	117,070,059	119,683,121
PRC	-	5,634,679
	$377,742,872	$144,352,840
Segments
-Wecast Service
Crude oil	$260,034,401	$143,558,567
Consumer electronics	116,723,251	-
Other	985,220	-
	377,742,872	143,558,567
-Legacy YOD	-	794,273
Total	$377,742,872	$144,352,840